Equity - Schedule of Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reserves within equity [abstract]
Final dividend for the year ended 30 June 2021 44.59 pence per share (2020 - 42.47 pence; 2019 - 42.47 pence)	£ 1,040	£ 992	£ 1,006
Interim dividend for the year ended 30 June 2022, 29.36 pence per share (2021 – 27.96 pence; 2020 – 27.41 pence)	680	654	640
Dividend paid	£ 1,720	£ 1,646	£ 1,646
Final dividend per share (in GBP per share)		£ 0.4459	£ 0.4247	£ 0.4247
Interim dividend per share (in GBP per share)	£ 0.2936	£ 0.2796	£ 0.2741